Off-balance-sheet exposures (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Loan commitments
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 223,954	€ 218,083
Financial Guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	12,077	11,723
Bank Sureties Granted [Member]
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	12,004	11,558
Credit derivatives sold
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	73	165
Other Commitments [Member]
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	94,785	74,389
Other Granted Guarantees [Member]
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	33,447	35,154
Other contingent commitments
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	61,338	39,235
Financial instruments credit-impaired | Loan commitments
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	339	298
Financial instruments credit-impaired | Financial Guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	161	181
Financial instruments credit-impaired | Other Granted Guarantees [Member]
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	889	983
Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,389	1,462
Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	5,927	5,324
Provision for contingent liabilities and commitments | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of contingent liabilities [line items]
Other provisions	212	265
Provision for contingent liabilities and commitments | Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses
Disclosure of contingent liabilities [line items]
Other provisions	137	132
Provision for contingent liabilities and commitments | Financial instruments not credit-impaired [member] | Next 12 months
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	323,500	297,409
Other provisions	€ 379	€ 382